Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 3,217	¥ 1,816
Fair value	45	(5)
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	2,687	1,400
Fair value	37	(5)
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	530	416
Fair value	8
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	4,693	3,028
Fair value	¥ (67)	¥ 6